Borrowings (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended		13 Months Ended
	May 31, 2019 NZD ($)	Jan. 31, 2020 NZD ($)	Jan. 31, 2020 USD ($)	May 31, 2020 USD ($)	Mar. 12, 2020 NZD ($)	Jan. 31, 2020 USD ($)	May 31, 2019 USD ($) $ / shares	Jan. 31, 2019 NZD ($)
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount		$ 19,700,000
Current borrowing amount		19,100,000
Accrued interest		$ 600,000
Pre-Reverse Share Split [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Ordinary share price per shares | $ / shares							$ 0.05
Post-Reverse Share Split [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Ordinary share price per shares | $ / shares							$ 4.00
US [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount						$ 12,800
Current borrowing amount						12,400
Accrued interest						$ 400
Loan Facility [Member] | Bank of New Zealand [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Inventory ratio, description		Inventory ratio was to be on average 1.2 times net bank debt (bank loan less cash at bank).	Inventory ratio was to be on average 1.2 times net bank debt (bank loan less cash at bank).
Notional amount		$ 1,345,000						$ 20,000,000
Description for new coventant compliance measurements		1. Actual month and cumulative sales variance to budget to be no greater than 15% adverse to budget. 2. Actual month and cumulative gross profit variance to budget to be no greater than 15% adverse to budget 3. Inventory ratio to be a minimum of 1.35 times bank debt (up to but excluding 31 July 2020). 4. Inventory ratio to be a minimum of 1.65 times bank debt (31 July 2020 and thereafter)	1. Actual month and cumulative sales variance to budget to be no greater than 15% adverse to budget. 2. Actual month and cumulative gross profit variance to budget to be no greater than 15% adverse to budget 3. Inventory ratio to be a minimum of 1.35 times bank debt (up to but excluding 31 July 2020). 4. Inventory ratio to be a minimum of 1.65 times bank debt (31 July 2020 and thereafter)
Debt instrument discounts and fees		$ 21,500,000
Loan Facility [Member] | Bank of New Zealand [Member] | Events occurring after reporting date [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount					$ 16,700,000
Loan Facility [Member] | Bank of New Zealand [Member] | Bottom of Range [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, interest rate		5.10%				5.10%
Loan Facility [Member] | Bank of New Zealand [Member] | Top of Range [member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, interest rate		5.53%				5.53%
Secured Convertible Notes [Member] | 5 Separate Private Placements [Member] | 2 Private Investors [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Debt instrument cash consideration		$ 21,500,000
Debt instrument discounts and fees		$ 1,500,000
Secured Convertible Notes [Member] | 5 Separate Private Placements [Member] | 2 Private Investors [Member] | US [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Debt instrument cash consideration			$ 14,000
Debt instrument discounts and fees			$ 950
Secured Convertible Notes [Member] | Bottom of Range [Member] | 5 Separate Private Placements [Member] | 2 Private Investors [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, interest rate		10.00%				10.00%
Secured Convertible Notes [Member] | Top of Range [member] | 5 Separate Private Placements [Member] | 2 Private Investors [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, interest rate		20.00%				20.00%
Convertible Notes [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Warrants exchange, description		During the year the, the note holders of 4 notes elected to exchange their warrant in return for a one-time 5% increase on the Note balance on the date of election.	During the year the, the note holders of 4 notes elected to exchange their warrant in return for a one-time 5% increase on the Note balance on the date of election.
Warrants exchanged for increase in principal value		$ 900,000
Percentage for warrants exchange		10.00%	10.00%
Financing penalties		$ 900,000
Convertible Notes [Member] | US [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Warrants exchanged for increase in principal value						$ 600
Financing penalties			$ 600
Convertible Notes [Member] | Bottom of Range [Member] | US [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Convertible notes converted into ordinary shares			400
Convertible Notes [Member] | Top of Range [member] | US [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Convertible notes converted into ordinary shares			$ 600
First Convertible Notes [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount	$ 500,000
Borrowings converted amount	$ 600,000
First Convertible Notes [Member] | US [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount							$ 3,300
Borrowings converted amount				$ 400